PowerShares QQQ TrustSM, Series 1

ANNUAL REPORT

SEPTEMBER 30, 2014

OBJECTIVE:

The PowerShares QQQ TrustSM, Series 1 (the "Trust") is a unit investment trust that issues securities called PowerShares QQQ Index Tracking StockSM. The Trust holds all of the component securities of the NASDAQ-100® Index (the "Index"). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Index (the component securities of the Index are sometimes referred to herein as "Index Securities"). There can be no assurance that this investment objective will be met fully.

PowerShares QQQ TrustSM, Series 1

Contents

Report of Independent Registered Public Accounting Firm	1
Financial Statements
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information (Unaudited)	17

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and Unitholders of the PowerShares QQQ TrustSM, Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares QQQ TrustSM, Series 1 (the "Trust") at September 30, 2014, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion. The statements of operations and of changes in net assets and the financial highlights for the years ended September 30, 2013 and prior were audited by other auditors whose report dated January 16, 2014 expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP
Chicago, IL
December 23, 2014

PowerShares QQQ TrustSM, Series 1
Schedule of Investments
September 30, 2014

Common Stock	Shares	Value
Apple, Inc.	55,860,972	$5,627,992,929
Microsoft Corp.	76,869,678	3,563,678,272
Google, Inc., Class C*	3,155,178	1,821,673,570
Intel Corp.	46,187,952	1,608,264,489
Google, Inc., Class A*	2,643,444	1,555,428,884
Gilead Sciences, Inc.*	14,102,424	1,501,203,035
Facebook, Inc., Class A*	18,798,426	1,485,827,591
Amazon.Com, Inc.*	4,310,300	1,389,813,132
Cisco Systems, Inc.	47,789,634	1,202,865,088
QUALCOMM, Inc.	15,635,661	1,169,078,373
Comcast Corp., Class A	20,053,467	1,078,475,455
Amgen, Inc.	7,086,415	995,357,851
Biogen IDEC, Inc.*	2,203,043	728,788,655
Celgene Corp.*	7,458,633	706,929,236
eBay, Inc.*	11,579,323	655,737,061
Priceline Group, Inc.*	489,328	566,925,634
Baidu, Inc. ADR*	2,582,380	563,552,787
Mondelez International, Inc., Class A	15,727,667	538,908,510
Starbucks Corp.	7,007,962	528,820,813
Costco Wholesale Corp.	4,088,827	512,411,800
Express Scripts Holding Co.*	6,954,288	491,181,361
Texas Instruments, Inc.	9,959,269	474,957,539
Twenty-First Century Fox, Inc., Class A	12,981,631	445,140,127
DIRECTV*	4,685,257	405,368,436
Yahoo!, Inc.*	9,278,719	378,107,799
Micron Technology, Inc.*	9,989,707	342,247,362
Regeneron Pharmaceuticals, Inc.*	924,427	333,274,422
Automatic Data Processing, Inc. when-issued	4,481,812	326,655,190
Adobe Systems, Inc.*	4,640,052	321,045,198
Kraft Foods Group, Inc.	5,541,164	312,521,650
Alexion Pharmaceuticals, Inc.*	1,845,471	306,016,001
Tesla Motors, Inc.*	1,162,715	282,167,676
Viacom, Inc., Class B	3,471,070	267,064,126
Cognizant Technology Solutions Corp., Class A*	5,671,364	253,906,966
NetFlix, Inc.*	560,564	252,915,265
Vertex Pharmaceuticals, Inc.*	2,221,016	249,442,307
Applied Materials, Inc.	11,366,453	245,629,049

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
Intuit, Inc.	2,648,349	$232,127,790
Illumina, Inc.*	1,300,415	213,164,027
Western Digital Corp.	2,183,103	212,459,584
SanDisk Corp.	2,091,877	204,899,352
Avago Technologies Ltd., Class A	2,348,323	204,304,101
Broadcom Corp., Class A	5,047,299	204,011,826
Keurig Green Mountain, Inc.	1,515,214	197,174,798
Cerner Corp.*	3,181,720	189,535,060
Marriott International, Inc., Class A	2,710,728	189,479,887
PACCAR, Inc.	3,309,668	188,237,367
Sirius XM Holdings, Inc.*	52,913,007	184,666,394
Wynn Resorts Ltd.	945,470	176,878,528
Seagate Technology PLC	3,048,797	174,604,604
Mylan, Inc.*	3,489,529	158,738,674
Intuitive Surgical, Inc.*	335,430	154,908,283
Vodafone Group PLC ADR	4,675,712	153,784,168
Charter Communications, Inc., Class A*	1,013,538	153,419,247
NXP Semiconductor NV*	2,226,553	152,363,022
Symantec Corp.	6,441,349	151,436,115
Sigma-Aldrich Corp.	1,109,939	150,962,803
Fiserv, Inc.*	2,324,940	150,272,497
Paychex, Inc.	3,387,397	149,722,947
Ross Stores, Inc.	1,973,912	149,188,269
O'reilly Automotive, Inc.*	967,997	145,548,029
Analog Devices, Inc.	2,931,279	145,068,998
Monster Beverage Corp.*	1,559,585	142,967,157
Activision Blizzard, Inc.	6,693,418	139,156,160
DISH Network Corp., Class A*	2,073,112	133,881,573
SBA Communications Corp., Class A*	1,203,523	133,470,701
Whole Foods Market, Inc.	3,370,097	128,434,397
NetApp, Inc.	2,978,384	127,951,377
Fastenal Co.	2,768,546	124,307,715
Bed Bath & Beyond, Inc.*	1,884,031	124,025,761
Check Point Software Technologies Ltd.*	1,779,857	123,237,299
KLA-Tencor Corp.	1,542,718	121,535,324
Liberty Interactive Corp., Class A*	4,222,957	120,438,734
Autodesk, Inc.*	2,125,813	117,132,296
CA, Inc.	4,151,983	116,006,405

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Schedule of Investments (continued)
September 30, 2014

Common Stock	Shares	Value
VimpelCom Ltd. ADR	15,412,400	$111,277,528
Tripadvisor, Inc.*	1,212,662	110,861,560
Citrix Systems, Inc.*	1,534,344	109,460,101
Dollar Tree, Inc.*	1,918,287	107,558,352
Xilinx, Inc.	2,504,650	106,071,927
Equinix, Inc.*	496,272	105,447,875
Altera Corp.	2,882,486	103,135,349
Liberty Media Corp., Class C*	2,133,256	100,241,699
Akamai Technologies, Inc.*	1,662,083	99,392,563
Linear Technology Corp.	2,225,077	98,771,168
Mattel, Inc.	3,151,757	96,601,352
Verisk Analytics, Inc., Class A*	1,553,068	94,566,311
Expedia, Inc.	1,067,148	93,503,508
Garmin Ltd.	1,796,897	93,420,675
NVIDIA Corp.	5,055,537	93,274,658
Stericycle, Inc.*	791,176	92,219,475
Henry Schein, Inc.*	791,387	92,172,844
CH Robinson Worldwide, Inc.	1,372,839	91,046,682
Liberty Global PLC, Class A*	2,004,912	85,288,956
F5 Networks, Inc.*	691,140	82,065,964
Catamaran Corp.*	1,934,984	81,559,576
Maxim Integrated Products, Inc.	2,648,822	80,100,377
Tractor Supply Co.	1,284,350	79,000,368
Expeditors International of Washington, Inc.	1,820,112	73,860,145
Staples, Inc.	6,009,758	72,718,072
Discovery Communications, Inc., Class C*	1,406,247	52,424,888
Discovery Communications, Inc., Class A*	1,384,060	52,317,468
Liberty Media Corp., Class A*	974,535	45,978,561
Total Investments (Cost $41,112,024,704)		$42,033,212,910

*  Non-income producing security for the year ended September 30, 2014.

ADR - American Depositary Receipts

The securities of the Trust investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Internet	$9,333,735,479	22.20%
Computers	6,601,814,812	15.71%

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Schedule of Investments (continued)
September 30, 2014

Industry Classification	Value	Percentage
Software	$5,310,766,588	12.64%
Semiconductors	5,148,813,562	12.25%
Biotechnology	5,034,175,534	11.97%
Media	3,004,266,930	7.14%
Retail	1,719,271,463	4.09%
Telecommunications	1,601,397,485	3.81%
Food	979,864,557	2.33%
Pharmaceuticals	731,479,611	1.74%
Auto Manufacturers	470,405,044	1.12%
Commercial Services	421,221,501	1.00%
Lodging	366,358,415	0.87%
Beverages	340,141,955	0.81%
Healthcare - Products	247,081,127	0.59%
Transportation	164,906,827	0.40%
Chemicals	150,962,803	0.36%
Distribution / Wholesale	124,307,715	0.30%
Toys / Games / Hobbies	96,601,352	0.23%
Electronics	93,420,675	0.22%
Environmental Control	92,219,475	0.22%
Total	$42,033,212,910	100.00%

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

As of September 30, 2014, all of the securities in the Trust were valued based on Level 1 inputs (see Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Statement of Assets and Liabilities
September 30, 2014

Assets:
Investments in securites, at value (cost $41,112,024,704)	$42,033,212,910
Cash	132,080,494
Receivable for securities sold	1,739,189,379
Receivable from units created	103,745,692
Dividend receivable	22,936,721
Total Assets	$44,031,165,196
Liabilities:
Payable for units redeemed	$1,694,408,286
Payable for securities purchased	147,813,649
Distribution payable	110,624,560
Payable to Licensor	9,725,370
Payable to Sponsor	8,232,553
Payable to Trustee	2,111,227
Professional fees	74,190
Accrued expenses	371,851
Total Liabilities	1,973,361,686
NET ASSETS	$42,057,803,510
Net assets presented by:
Paid-in capital	$49,073,067,046
Undistributed net investment income	10,684,900
Accumulated net realized gain (loss) on investments transactions	(7,947,136,642)
Net unrealized appreciation of investments	921,188,206
NET ASSETS	$42,057,803,510
Shares outstanding (unlimited shares authorized, no par value)	425,800,000
Net asset value per share:	$98.77

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Statements of Operations

	Year Ended September 30,
	2014	2013	2012
Investment Income
Dividend income*	$769,959,106	$554,152,705	$367,115,398
Expenses:
Trustee fees	24,802,194	19,782,803	18,410,448
Marketing expenses	24,028,070	16,963,472	15,057,611
Licensing fees	37,223,496	29,193,493	27,006,353
Professional fees	138,439	231,114	303,997
Other fees and expenses	616,570	585,814	536,707
Total expenses	86,808,769	66,756,696	61,315,116
Net investment income	683,150,337	487,396,009	305,800,282
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(392,168,338)	(1,556,905,692)	(1,145,643,548)
Net realized gain on in-kind redemptions	8,959,055,466	4,099,118,959	5,071,554,550
Net change in unrealized appreciaton on investments	792,269,664	2,079,074,165	3,656,380,332
Net realized and unrealized gain on investments	9,359,156,792	4,621,287,432	7,582,291,334
Net increase in net assets resulting from operations	$10,042,307,129	$5,108,683,441	$7,888,091,616

*  Net of foreign taxes withheld of $1,203,461, $0 and $1,337,982 for the years ended September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Statements of Changes in Net Assets

	Year Ended September 30,
	2014	2013	2012
Increase (Decrease) in net assets:
Operations:
Net investment income	$683,150,337	$487,396,009	$305,800,282
Net realized gain on investment transactions	8,566,887,128	2,542,213,267	3,925,911,002
Net change in unrealized appreciation of investments	792,269,664	2,079,074,165	3,656,380,332
Net increase in net assets resulting from operations	10,042,307,129	5,108,683,441	7,888,091,616
Distributions to Unitholders from:
Net investment income	(665,867,146)	(471,616,338)	(299,643,847)
Unitholder Transactions:
Proceeds from subscriptions of PowerShares QQQ Index Tracking StockSM	63,740,600,578	58,809,719,118	67,738,018,105
Less redemptions of PowerShares QQQ Index Tracking StockSM	(69,310,164,621)	(59,824,990,351)	(62,163,656,427)
Increase (decrease) in net assets due to unitholder transactions	(5,569,564,043)	(1,015,271,233)	5,574,361,678
Total increase in Net Assets	3,806,875,940	3,621,795,870	13,162,809,447
Net Assets
Beginning of year	38,250,927,570	34,629,131,700	21,466,322,253
End of year(a)	$42,057,803,510	$38,250,927,570	$34,629,131,700

(a)  Includes undistributed (distributions in excess of) net investment income of $10,684,900, $7,034,013 and $(4,603,834) at September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Financial Highlights

	Year Ended September 30,
	2014	2013	2012	2011	2010
Net Asset Value, beginning of year	$78.80	$68.61	$52.47	$49.05	$42.29
Investment Operations:
Net investment income(1)	1.41	1.02	0.63	0.39	0.30
Net realized and unrealized gain on investments	19.90	10.16	16.13	3.44	6.79
Total from Investment Operations	21.31	11.18	16.76	3.83	7.09
Less Distributions from:
Net investment income	(1.34)	(0.99)	(0.62)	(0.41)	(0.33)
Net Asset Value, end of year	$98.77	$78.80	$68.61	$52.47	$49.05
Total investment return(2)	27.20%	16.48%	32.04%	7.78%	16.80%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$42,057,804	$38,250,928	$34,629,132	$21,466,322	$21,222,874
Ratio to average net assets:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.57%	1.46%	1.00%	0.70%	0.67%
Portfolio turnover rate(3)	5.19%	14.73%	9.12%	28.68%	4.96%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the Trust, outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market. Currently, the Trust does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Trust units.

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Notes to Financial Statements
September 30, 2014

1. Organization

The Trust is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities held by the Trust, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of the Index.

Invesco PowerShares Capital Management, LLC is the Sponsor of the Trust and The Bank of New York Mellon is the Trustee.

The Trustee has entered into an Agency Agreement with the Sponsor, dated November 16, 2012 (the "Agency Agreement"). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Trust for the purposes of determining the net asset value of the Trust, and (b) relating to rebalancing and adjustments of the Trust's portfolio.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. In addition, the Trust monitors for material events and transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation

Portfolio securities are valued at the NASDAQ last trade or official closing price of The NASDAQ Stock Market, Inc. (the "NASDAQ Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no NASDAQ last trade or official closing price on the day of valuation, a security is valued at the closing bid price of the NASDAQ Stock Market. If a security is not quoted on the NASDAQ Stock Market, or the principal market of the security is other than the NASDAQ Stock Market, or the Sponsor deems the last trade or official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Standard Terms and Conditions of Trust Indenture and Agreement (the "Trust Agreement") and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the NASDAQ Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

GAAP defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. GAAP establishes three tiers of inputs ("Levels") that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Schedule of Investments.

Other Risks

Index Risk. Unlike many investment companies, the Trust does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Trust would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that the Trust holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Trust holds participate or factors relating to specific companies in which the Trust invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Trust holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Trust holds. In addition, securities of an issuer in the Trust's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Investment Transactions and Investment Income

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by the Trust may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

Federal Taxes

The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended the ("Internal Revenue Code"). By so qualifying, the Trust will not be subject to federal income taxes to the extent it distributes all of its investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Trust is subject to authoritative guidance with respect to accounting for uncertainties in income taxes. Management has analyzed the Trust's tax positions taken or expected to be taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2014, no provision for income tax would be required in the Trust's financial statements. The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

3. Federal Tax Information

At September 30, 2014, permanent differences primarily due to the tax treatment of in-kind transactions, return of capital distributions received and capital loss carry forward expirations were reclassified within the components of net assets of the Trust. These differences resulted in a net decrease in undistributed net investment income in the amount of $13,632,304, a net decrease in accumulated net realized gain (loss) on investment transactions in the amount of $7,818,214,277 and a net increase to paid in capital in the amount of $7,831,846,581. This reclassification had no effect on net assets of the Trust.

The tax character of distributions paid during the years ended September 30, 2014, 2013 and 2012 was $665,867,146, $471,616,338, and $299,643,847 of ordinary income, respectively.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust has a capital loss carryforward as of October 31, 2014, which expires as follows:

2015	2016	2017	2018
$1,409,611,668	$1,887,411,542	$610,749,524	$1,571,731,420
2019	Short-Term Loss Carryforward No Expiration	Long-Term Loss Carryforward No Expiration	Total
$145,185,141	$135,693,272	$1,794,082,313	$7,554,464,880

In addition, during the year ended September 30, 2014, the Trust had a capital loss carryforward of $654,169,365 that expired.

Under current tax regulations, capital losses on securities transactions realized after October 31 ("Post-October Capital Losses") may be deferred and treated as occurring on the first business day of the following fiscal year. The Trust is permitted to defer certain net investment losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. During the fiscal year ended September 30, 2014, the Trust deferred Post-October Capital Losses of $132,609,792.

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(7,687,074,672)
Undistributed ordinary income	119,948,891
Net unrealized appreciation (depreciation)	662,486,802
Other Temporary Differences	(110,624,557)
Total accumulated deficit	$(7,015,263,536)

4. Transactions with the Trustee, Licensor and Sponsor

The Trust pays the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to The NASDAQ OMX Group, Inc. (the "Licensor") for a license to use the NASDAQ-100 Index as a basis for determining the composition and weighting of securities held by the Trust.

The Sponsor entered into a license agreement with the Licensor (the "License Agreement"). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. License fees of $9,725,370 were payable to the Licensor at September 30, 2014. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of PowerShares QQQ shares and the License Agreement has no express termination date.

The Sponsor, until otherwise determined, has agreed to reimburse the Trust for ordinary operating expenses of the Trust, to the extent that such expenses exceed 0.20% per annum of the daily net asset value.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the applicable per annum level on any given day. For the years ended September 30, 2014, 2013 and 2012, ordinary operating expenses incurred by the Trust did not exceed the 0.20% per annum level and, accordingly, no expenses of the Trust were assumed by the Sponsor.

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee at the following annual rates:

Net Assets of the Trust	Fee as a Percentage of Net Assets of the Trust
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000-$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000-$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of the Trust which falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee's compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall. Trustee fees of $2,111,227 were payable to the Trustee at September 30, 2014.

Marketing expenses paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year remain payable in the amount of $8,232,553 to the Sponsor at September 30, 2014.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, including BNY ConvergEx Group, but will not include affiliates of the Sponsor.

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services.

5. Related Party Transactions

During the fiscal years ended September 30, 2014, 2013 and 2012, the Trust paid $0, $713,699, and $3,575,000, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group was not utilized for the fiscal year ended September 30, 2014. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the Trust

Transactions in shares were as follows:

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
PowerShares QQQ Index Tracking StockSM shares sold	713,900,000	850,700,000	1,094,750,000
PowerShares QQQ Index Tracking StockSM shares redeemed	(773,500,000)	(870,000,000)	(999,200,000)
Net increase (decrease)	(59,600,000)	(19,300,000)	95,550,000

PowerShares QQQ Index Tracking StockSM shares are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per PowerShares QQQ Index Tracking StockSM share and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the PowerShares QQQ Trust Clearing Process is either, $0, $500 or $1,000 per Participating Party per day, depending on specific circumstances. The total fee charged in connection with the creation or redemption of Creation Units outside the PowerShares QQQ Trust Clearing Process is $4,000 per Participating Party per day.

Transaction fees are received by the Trustee from the Participating Party and used to offset the expense of processing orders. For the years ended September 30, 2014, 2013 and 2012, the Trustee earned $972,050, $1,006,900 and $1,106,000, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2014, 2013 and 2012.

7. Investment Transactions

For the year ended September 30, 2014, the Trust had purchases and sales of investment securities of $2,309,469,126 and $2,243,633,018, respectively. This excludes securities received or delivered from processing creations or redemptions of the Trust. For the year ended September 30, 2014, the cost of securities received and the value of securities delivered from in-kind transactions associated with creations and redemptions were $63,635,995,422 and $69,212,115,869, respectively. At September 30, 2014, the cost of investments for federal income tax purposes was $41,370,726,108. Accordingly, gross unrealized depreciation was $1,384,670,213 and gross unrealized appreciation was $2,047,157,015 resulting in net unrealized appreciation of $662,486,802.

8. Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Supplemental Information (Unaudited)

Information Regarding Closing Prices vs. Net Asset Value
Frequency Distribution

The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and that Trust's net asset value. Net Asset Value, or "NAV", is the price at which a Trust issues and redeems shares. The "Closing Market Price" of a share in the Trust is determined and published by the Nasdaq Stock Market, as of the time that the Trust's NAV is calculated. The Trust's Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that a Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Trust is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2009 through September 30, 2014.

Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.

PowerShares QQQ TrustSM
Frequency Distribution of Discounts and Premiums
Closing Price vs. Net Asset Value (NAV)*

Five Year Period Ended 09/30/14 (unaudited)

Premium/Discount Range	Number of Trading Days(1)	Percentage of Total Trading Days
Greater than 0.25%	6	0.48%
Between zero and 0.25%	536	42.61%
Closing Price Equal to NAV	33	2.62%
Between zero and -0.25%	678	53.89%
Less than -0.25%	5	0.40%
Total	1,258	100.00%

*  Consolidated closing prices and non-truncated NAVs were used.

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.

Comparison of Total Returns Based on NAV and Close Price(1)
From Inception to 09/30/2014 (unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
PowerShares QQQ TrustSM
Return Based on NAV	27.20%	146.26%	204.42%	109.93%
Return Based on Close Price	27.36%	146.72%	205.53%	109.67%
Index	27.52%	148.98%	210.70%	116.74%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
PowerShares QQQ TrustSM
Return Based on NAV	27.20%	19.75%	11.78%	4.88%
Return Based on Close Price	27.35%	19.80%	11.78%	4.87%
Index	27.52%	20.01%	12.00%	5.10%

(1)  Cumulative Total Return and Average Annual Total Return for the period since inception is calculated from the inception date March 10, 1999.

Tax Information
(Unaudited)

For the year ended September 30, 2014, the Fund reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of ordinary income distributions paid as qualified dividend income (QDI) and eligible for corporate dividends received deduction (DRD):

QDI	DRD
100.00%	92.86%

In January 2015, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2014.

PowerShares QQQ TrustSM, Series 1

Sponsor

Invesco PowerShares Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1 N. Wacker Drive
Chicago, IL 60606

Legal Counsel

K&L Gates LLP
1601 K Street NW
Washington, D.C. 20006

P-QQQ-AR-1